RELATED PARTIES AND RELATED PARTY TRANSACTIONS (Details) - Kibali Jersey Limited [Member]	12 Months Ended
Dec. 31, 2017
Randgold Resources Limited [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Ultimate Joint Venture partner
AngloGold Ashanti Limited [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Ultimate Joint Venture partner
AngloGold Ashanti Holdings plc [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Joint Venture partner
Randgold Resources Kibali Limited [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Joint Venture partner
Randgold Resources Congo SPRL [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Entity under common control (subsidiary of Randgold)
Societe des Mines de Loulo SA [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Entity under common control (subsidiary of Randgold)
Societe des Mines de Tongon SA [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Entity under common control (subsidiary of Randgold)
Societe des Mines de Gounkoto SA [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Entity under common control (subsidiary of Randgold)
Rand Refinery Pty Limited [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Associate of AngloGold Ashanti
Societe des Mines d Or de Kilo Moto SA [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Government interest in Kibali
KAS Limited [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Joint Venture
Isiro Jersey Limited [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Joint Venture of Randgold
KGL Isiro SARL [Member]
Disclosure of transactions between related parties [line items]
Description of nature of related party relationship	Subsidiary of Isiro (Jersey) Limited